UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2018

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.9%
Lear Corp.	31,743	$5,922,292

Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	21,410	1,558,862
McDonald’s Corp.	30,974	4,885,839
Royal Caribbean Cruises Ltd.	23,010	2,913,066

Total Hotels, Restaurants & Leisure		9,357,767

Household Durables - 0.8%
NVR Inc.	1,125	3,198,566	*
PulteGroup Inc.	79,258	2,224,772

Total Household Durables		5,423,338

Internet & Direct Marketing Retail - 1.8%
Amazon.com Inc.	7,498	11,340,350	*
Liberty Interactive Corp. QVC Group, Class A Shares	54,953	1,586,493	*

Total Internet & Direct Marketing Retail		12,926,843

Media - 1.9%
AMC Networks Inc., Class A Shares	27,257	1,432,901	*
CBS Corp., Class B Shares, Non Voting Shares	24,100	1,276,577
Comcast Corp., Class A Shares	185,021	6,699,610
Sirius XM Holdings Inc.	375,079	2,355,496
Time Warner Inc.	7,879	732,432
Walt Disney Co.	9,921	1,023,450

Total Media		13,520,466

Multiline Retail - 0.2%
Target Corp.	19,583	1,476,754

Specialty Retail - 4.8%
Foot Locker Inc.	58,614	2,690,969
Gap Inc.	51,241	1,618,191
Home Depot Inc.	76,330	13,912,669
Lowe’s Cos. Inc.	66,308	5,940,534
Ross Stores Inc.	49,293	3,849,290
TJX Cos. Inc.	67,857	5,610,417

Total Specialty Retail		33,622,070

Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings Ltd.	40,500	2,548,665	*
PVH Corp.	33,805	4,877,385

Total Textiles, Apparel & Luxury Goods		7,426,050

TOTAL CONSUMER DISCRETIONARY		89,675,580

CONSUMER STAPLES - 5.8%
Beverages - 2.0%
Coca-Cola Co.	82,136	3,549,918
PepsiCo Inc.	93,987	10,313,193

Total Beverages		13,863,111

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 1.7%
CVS Health Corp.	57,510	$3,895,152
Walgreens Boots Alliance Inc.	25,113	1,730,035
Walmart Inc.	64,924	5,843,809

Total Food & Staples Retailing		11,468,996

Food Products - 0.6%
Flowers Foods Inc.	71,741	1,487,908
J.M. Smucker Co.	22,905	2,892,902

Total Food Products		4,380,810

Household Products - 0.6%
Kimberly-Clark Corp.	15,705	1,741,999
Procter & Gamble Co.	33,751	2,650,128

Total Household Products		4,392,127

Tobacco - 0.9%
Altria Group Inc.	27,367	1,722,753
Philip Morris International Inc.	44,627	4,621,126

Total Tobacco		6,343,879

TOTAL CONSUMER STAPLES		40,448,923

ENERGY - 4.4%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co.	64,692	1,707,869
National-Oilwell Varco Inc.	37,857	1,328,402
Noble Corp. PLC	175,058	679,225	*
RPC Inc.	59,679	1,172,095

Total Energy Equipment & Services		4,887,591

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	28,860	3,230,011
Exxon Mobil Corp.	89,210	6,756,766
HollyFrontier Corp.	28,879	1,236,888
Marathon Petroleum Corp.	73,315	4,696,559
QEP Resources Inc.	117,957	1,016,789	*
Valero Energy Corp.	99,734	9,017,948

Total Oil, Gas & Consumable Fuels		25,954,961

TOTAL ENERGY		30,842,552

FINANCIALS - 15.6%
Banks - 7.1%
Bank of America Corp.	132,993	4,269,075
BB&T Corp.	27,331	1,485,440
Citigroup Inc.	126,562	9,554,165
Huntington Bancshares Inc.	113,337	1,779,391
JPMorgan Chase & Co.	142,539	16,463,255
Regions Financial Corp.	356,535	6,920,344
SunTrust Banks Inc.	25,417	1,775,123
TCF Financial Corp.	69,108	1,541,108
Wells Fargo & Co.	75,224	4,393,834
Zions Bancorp	28,980	1,593,031

Total Banks		49,774,766

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	SHARES	VALUE
Capital Markets - 1.8%
Ameriprise Financial Inc.	35,467	$5,548,458
Franklin Resources Inc.	43,908	1,697,922
State Street Corp.	48,323	5,129,486

Total Capital Markets		12,375,866

Consumer Finance - 1.9%
American Express Co.	11,802	1,150,813
Capital One Financial Corp.	15,719	1,539,362
Discover Financial Services	83,764	6,603,116
Santander Consumer USA Holdings Inc.	79,907	1,306,480
Synchrony Financial	78,929	2,872,226

Total Consumer Finance		13,471,997

Diversified Financial Services - 0.3%
Berkshire Hathaway Inc., Class B Shares	11,839	2,453,041	*

Insurance - 4.5%
AFLAC Inc.	58,438	5,193,969
Allstate Corp.	35,312	3,257,885
Assurant Inc.	14,264	1,219,144
Assured Guaranty Ltd.	48,177	1,665,961
Axis Capital Holdings Ltd.	36,914	1,821,337
Everest Re Group Ltd.	11,502	2,763,240
First American Financial Corp.	29,487	1,711,130
FNF Group	67,117	2,679,982
Lincoln National Corp.	46,783	3,563,461
Old Republic International Corp.	62,088	1,243,623
Principal Financial Group Inc.	55,002	3,428,275
Travelers Cos. Inc.	21,016	2,921,224

Total Insurance		31,469,231

TOTAL FINANCIALS		109,544,901

HEALTH CARE - 13.1%
Biotechnology - 4.3%
AbbVie Inc.	68,040	7,881,073
Alexion Pharmaceuticals Inc.	6,360	746,982	*
Amgen Inc.	37,786	6,943,933
Biogen Inc.	18,592	5,372,902	*
Bioverativ Inc.	9,296	973,106	*
Celgene Corp.	7,166	624,302	*
Exelixis Inc.	52,539	1,355,506	*
Gilead Sciences Inc.	60,460	4,760,016
Vertex Pharmaceuticals Inc.	8,102	1,345,175	*

Total Biotechnology		30,002,995

Health Care Equipment & Supplies - 1.3%
Baxter International Inc.	85,197	5,775,505
Edwards Lifesciences Corp.	23,132	3,092,054	*

Total Health Care Equipment & Supplies		8,867,559

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.7%
Aetna Inc.	17,470	$3,093,238
Brookdale Senior Living Inc.	163,635	1,068,536	*
CIGNA Corp.	31,090	6,090,220
Express Scripts Holding Co.	49,855	3,761,560	*
Humana Inc.	13,508	3,671,745
UnitedHealth Group Inc.	35,999	8,141,534

Total Health Care Providers & Services		25,826,833

Life Sciences Tools & Services - 0.8%
Bruker Corp.	69,690	2,135,998
Charles River Laboratories International Inc.	23,428	2,497,659	*
Illumina Inc.	6,125	1,396,623	*

Total Life Sciences Tools & Services		6,030,280

Pharmaceuticals - 3.0%
Endo International PLC	317,390	2,001,144	*
Johnson & Johnson	36,749	4,772,960
Merck & Co. Inc.	101,242	5,489,341
Pfizer Inc.	176,293	6,401,199
Zoetis Inc.	30,938	2,501,647

Total Pharmaceuticals		21,166,291

TOTAL HEALTH CARE		91,893,958

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.9%
Boeing Co.	38,697	14,016,440
Lockheed Martin Corp.	9,870	3,478,583
Northrop Grumman Corp.	27,747	9,712,560

Total Aerospace & Defense		27,207,583

Airlines - 1.2%
Southwest Airlines Co.	142,623	8,249,314

Building Products - 0.2%
USG Corp.	37,585	1,256,091	*

Commercial Services & Supplies - 0.7%
Waste Management Inc.	56,432	4,871,210

Electrical Equipment - 0.2%
Eaton Corp. PLC	17,668	1,425,808

Industrial Conglomerates - 1.3%
General Electric Co.	196,256	2,769,172
Honeywell International Inc.	40,427	6,108,924

Total Industrial Conglomerates		8,878,096

Machinery - 2.0%
Allison Transmission Holdings Inc.	34,955	1,385,267
Caterpillar Inc.	23,686	3,662,566
Deere & Co.	25,232	4,059,072
Illinois Tool Works Inc.	30,869	4,983,491

Total Machinery		14,090,396

Professional Services - 0.3%
Manpowergroup Inc.	21,371	2,531,609

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	SHARES	VALUE
Road & Rail - 0.8%
Union Pacific Corp.	45,299	$5,900,195

TOTAL INDUSTRIALS		74,410,302

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.9%
Cisco Systems Inc.	299,513	13,412,192

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	27,377	1,996,605

Internet Software & Services - 5.0%
Alphabet Inc., Class A Shares	13,260	14,637,979	*
Alphabet Inc., Class C Shares	3,780	4,175,879	*
Facebook Inc., Class A Shares	77,833	13,879,181	*
Twitter Inc.	77,573	2,471,476	*

Total Internet Software & Services		35,164,515

IT Services - 3.5%
Cognizant Technology Solutions Corp., Class A Shares	19,033	1,561,087
First Data Corp., Class A Shares	86,112	1,345,069	*
Fiserv Inc.	19,310	2,768,861	*
International Business Machines Corp.	5,690	886,673
MasterCard Inc., Class A Shares	26,344	4,630,221
PayPal Holdings Inc.	19,352	1,536,742	*
Sabre Corp.	40,964	940,943
Total System Services Inc.	32,337	2,844,039
Visa Inc., Class A Shares	64,376	7,914,386

Total IT Services		24,428,021

Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials Inc.	72,202	4,158,113
Broadcom Ltd.	21,849	5,384,905
Intel Corp.	40,173	1,980,127
Lam Research Corp.	14,491	2,780,243
Maxim Integrated Products Inc.	137,524	8,380,713
Micron Technology Inc.	47,065	2,297,243	*
QUALCOMM Inc.	22,693	1,475,045
Skyworks Solutions Inc.	13,226	1,444,940
Texas Instruments Inc.	77,222	8,367,004
Xilinx Inc.	25,349	1,806,116

Total Semiconductors & Semiconductor Equipment		38,074,449

Software - 5.6%
Adobe Systems Inc.	44,922	9,394,538	*
Citrix Systems Inc.	38,993	3,587,356	*
Intuit Inc.	13,237	2,208,726
Microsoft Corp.	208,059	19,509,692
Oracle Corp.	27,641	1,400,569
VMware Inc., Class A Shares	22,337	2,942,900	*

Total Software		39,043,781

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc.	189,694	$33,788,295
HP Inc.	98,546	2,304,991

Total Technology Hardware, Storage & Peripherals		36,093,286

TOTAL INFORMATION TECHNOLOGY		188,212,849

MATERIALS - 3.9%
Chemicals - 1.1%
Air Products & Chemicals Inc.	27,495	4,420,921
Huntsman Corp.	48,748	1,573,098
LyondellBasell Industries NV, Class A Shares	15,219	1,647,000

Total Chemicals		7,641,019

Containers & Packaging - 1.1%
Packaging Corp. of America	17,822	2,124,383
Sealed Air Corp.	79,498	3,368,330
WestRock Co.	38,259	2,515,912

Total Containers & Packaging		8,008,625

Metals & Mining - 1.7%
Alcoa Corp.	27,704	1,245,849	*
Freeport-McMoRan Inc.	103,091	1,917,492	*
Newmont Mining Corp.	47,183	1,802,391
Steel Dynamics Inc.	149,296	6,904,940

Total Metals & Mining		11,870,672

TOTAL MATERIALS		27,520,316

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Apple Hospitality REIT Inc.	74,372	1,263,580
Brandywine Realty Trust	80,050	1,253,583
CoreCivic Inc.	57,022	1,185,488
CubeSmart	50,120	1,343,717
Kimco Realty Corp.	83,086	1,242,967
Liberty Property Trust	32,286	1,267,548
Mid-America Apartment Communities Inc.	14,619	1,254,603
Prologis Inc.	36,291	2,202,138
Retail Properties of America Inc., Class A Shares	216,101	2,584,568
Weingarten Realty Investors	47,825	1,297,492

Total Equity Real Estate Investment Trusts (REITs)		14,895,684

Real Estate Management & Development - 0.4%
CBRE Group Inc., Class A Shares	36,922	1,726,103	*
Realogy Holdings Corp.	49,343	1,260,714

Total Real Estate Management & Development		2,986,817

TOTAL REAL ESTATE		17,882,501

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T Inc.		69,265	$2,514,320
Verizon Communications Inc.		28,033	1,338,295

Total Diversified Telecommunication Services			3,852,615

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems Inc.		51,389	1,440,947

TOTAL TELECOMMUNICATION SERVICES			5,293,562

UTILITIES - 2.8%
Electric Utilities - 2.0%
American Electric Power Co. Inc.		55,169	3,617,983
Edison International		62,931	3,812,989
Entergy Corp.		32,135	2,436,476
FirstEnergy Corp.		103,709	3,352,912
PG&E Corp.		29,561	1,214,662

Total Electric Utilities			14,435,022

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.		132,845	1,444,025

Multi-Utilities - 0.6%
Ameren Corp.		25,214	1,369,120
CenterPoint Energy Inc.		101,864	2,755,421

Total Multi-Utilities			4,124,541

TOTAL UTILITIES			20,003,588

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $440,253,288)			695,729,032

	RATE
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,395,779)	1.320%	5,395,779	5,395,779

TOTAL INVESTMENTS - 99.9% (Cost - $445,649,067)			701,124,811
Other Assets in Excess of Liabilities - 0.1%			806,905

TOTAL NET ASSETS - 100.0%			$701,931,716

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$695,729,032	—	—	$695,729,032

Short-Term Investments†	5,395,779	—	—	5,395,779

Total Investments	$701,124,811	—	—	$701,124,811

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2018